Related party balances and transactions (Related party balances) (Balances due from related parties) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Due from related party	¥ 2,265,341	¥ 1,358,538
Huaneng Group
Disclosure of transactions between related parties [line items]
Provision made on receivable balances from related parties	0	0
Due from related party	53,838	36,683
HIPDC [member]
Disclosure of transactions between related parties [line items]
Due from related party	301
Associates of the Group [member]
Disclosure of transactions between related parties [line items]
Due from related party	97,796
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Due from related party	301,181	390,324
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Due from related party	916,107	156,422
Huangtai #8 Power Plant [member]
Disclosure of transactions between related parties [line items]
Due from related party	¥ 896,118	¥ 775,109